Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Mar. 16, 2022
Entity Registrant Name	Morgan Stanley Institutional Fund Trust
Entity Central Index Key	0000741375
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Mar. 16, 2022
Document Effective Date	Mar. 16, 2022
Prospectus Date	Jan. 28, 2022
Core Plus Fixed Income Portfolio | Class A Shares
Prospectus:
Trading Symbol	MFXAX
Core Plus Fixed Income Portfolio | Class I Shares
Prospectus:
Trading Symbol	MPFIX
Core Plus Fixed Income Portfolio | Investment Class
Prospectus:
Trading Symbol	MAFIX
Core Plus Fixed Income Portfolio | Class L
Prospectus:
Trading Symbol	MSIOX
Core Plus Fixed Income Portfolio | Class C
Prospectus:
Trading Symbol	MSCKX
Core Plus Fixed Income Portfolio | Class R6
Prospectus:
Trading Symbol	MPLRX
Corporate Bond Portfolio | Class A Shares
Prospectus:
Trading Symbol	MIGAX
Corporate Bond Portfolio | Class I Shares
Prospectus:
Trading Symbol	MPFDX
Corporate Bond Portfolio | Class L Shares
Prospectus:
Trading Symbol	MGILX
Corporate Bond Portfolio | Class C
Prospectus:
Trading Symbol	MSBOX
High Yield Portfolio | Class I
Prospectus:
Trading Symbol	MSYIX
High Yield Portfolio | Class A
Prospectus:
Trading Symbol	MSYPX
High Yield Portfolio | Class L
Prospectus:
Trading Symbol	MSYLX
High Yield Portfolio | Class R6
Prospectus:
Trading Symbol	MSHYX
High Yield Portfolio | Class C
Prospectus:
Trading Symbol	MSHDX
High Yield Portfolio | Class IR
Prospectus:
Trading Symbol	MRHYX
High Yield Portfolio | Class W
Prospectus:
Trading Symbol	MSYWX
Short Duration Income Portfolio | Class I Shares
Prospectus:
Trading Symbol	MPLDX
Short Duration Income Portfolio | Class A Shares
Prospectus:
Trading Symbol	MLDAX
Short Duration Income Portfolio | Class L
Prospectus:
Trading Symbol	MSJLX
Short Duration Income Portfolio | Class C
Prospectus:
Trading Symbol	MSLDX
Short Duration Income Portfolio | Class R6
Prospectus:
Trading Symbol	MSDSX